Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Accumulated depreciation on vessels and equipment	$ 449.6	$ 391.0
Common stock, shares authorized (shares)	300,000,000	300,000,000
Class A [Member]
Common stock, shares authorized (shares)	200,000,000	200,000,000
Common stock, shares issued (shares)	133,100,000	132,800,000
Common stock, shares outstanding (shares)	133,100,000	132,800,000
Class B [Member]
Common stock, shares authorized (shares)	100,000,000	100,000,000
Common stock, shares issued (shares)	23,200,000	23,200,000
Common stock, shares outstanding (shares)	23,200,000	23,200,000